Segmented Information and Other Additional Disclosures - Schedule of revenues allocated by geography (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 13,500,403	$ 6,082,561	$ 3,516,156
United States of America
Disclosure of operating segments [line items]
Revenue	13,461,384	6,046,552	1,647,556
Canada
Disclosure of operating segments [line items]
Revenue	$ 39,019	$ 36,009	$ 1,868,600